INVESTMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 security	Dec. 31, 2010
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	$ 37,024	$ 37,686
Gross Unrealized Losses, less than 12 Months	2,056	1,209
Fair Value, 12 Months or More	14,554	20,119
Gross Unrealized Losses, 12 Months or More	2,955	3,930
Fair Value, total	51,578	57,805
Gross Unrealized Losses, total	5,011	5,139
Number of individual securities in continuous unrealized loss position for longer than twelve months	2,045
Fixed maturity securities
Fair value and gross unrealized losses on AIG's available for sale securities
Number of individual fixed maturity securities	7,582
Bonds available for sale
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	36,408	37,034
Gross Unrealized Losses, less than 12 Months	1,955	1,154
Fair Value, 12 Months or More	14,554	20,119
Gross Unrealized Losses, 12 Months or More	2,955	3,930
Fair Value, total	50,962	57,153
Gross Unrealized Losses, total	4,910	5,084
Bonds available for sale | U.S. government and government sponsored entities
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	142	2,142
Gross Unrealized Losses, less than 12 Months	1	73
Fair Value, total	142	2,142
Gross Unrealized Losses, total	1	73
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	174	9,300
Gross Unrealized Losses, less than 12 Months	1	296
Fair Value, 12 Months or More	669	646
Gross Unrealized Losses, 12 Months or More	72	106
Fair Value, total	843	9,946
Gross Unrealized Losses, total	73	402
Bonds available for sale | Non-U.S. government
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	3,992	1,427
Gross Unrealized Losses, less than 12 Months	67	34
Fair Value, 12 Months or More	424	335
Gross Unrealized Losses, 12 Months or More	35	41
Fair Value, total	4,416	1,762
Gross Unrealized Losses, total	102	75
Bonds available for sale | Corporate debt
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	18,099	18,246
Gross Unrealized Losses, less than 12 Months	937	579
Fair Value, 12 Months or More	5,907	7,343
Gross Unrealized Losses, 12 Months or More	788	619
Fair Value, total	24,006	25,589
Gross Unrealized Losses, total	1,725	1,198
Bonds available for sale | Residential mortgage backed securities (RMBS)
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	10,624	4,461
Gross Unrealized Losses, less than 12 Months	714	105
Fair Value, 12 Months or More	4,148	6,178
Gross Unrealized Losses, 12 Months or More	849	1,448
Fair Value, total	14,772	10,639
Gross Unrealized Losses, total	1,563	1,553
Bonds available for sale | Commercial mortgage-backed securities (CMBS)
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	1,697	462
Gross Unrealized Losses, less than 12 Months	185	19
Fair Value, 12 Months or More	1,724	3,014
Gross Unrealized Losses, 12 Months or More	788	1,130
Fair Value, total	3,421	3,476
Gross Unrealized Losses, total	973	1,149
Bonds available for sale | Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	1,680	996
Gross Unrealized Losses, less than 12 Months	50	48
Fair Value, 12 Months or More	1,682	2,603
Gross Unrealized Losses, 12 Months or More	423	586
Fair Value, total	3,362	3,599
Gross Unrealized Losses, total	473	634
Equity securities
Fair value and gross unrealized losses on AIG's available for sale securities
Number of equity securities in an unrealized loss position	304
Equity securities available for sale
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	616	652
Gross Unrealized Losses, less than 12 Months	101	55
Fair Value, total	616	652
Gross Unrealized Losses, total	101	55
Equity securities available for sale | Common Stock
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	608	576
Gross Unrealized Losses, less than 12 Months	100	52
Fair Value, total	608	576
Gross Unrealized Losses, total	100	52
Equity securities available for sale | Preferred Stock
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	6	11
Gross Unrealized Losses, less than 12 Months		1
Fair Value, total	6	11
Gross Unrealized Losses, total		1
Equity securities available for sale | Mutual Funds
Fair value and gross unrealized losses on AIG's available for sale securities
Fair Value, less than 12 Months	2	65
Gross Unrealized Losses, less than 12 Months	1	2
Fair Value, total	2	65
Gross Unrealized Losses, total	$ 1	$ 2